FVM - Movements of level 3 instruments - Liabilities (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020		Jun. 30, 2019
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[1]	$ 291,452
Transfers into Level 3		1,000
Transfers out of Level 3		(1,300)
Balance at the end of period	[1]	323,729
Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[2]	2,000	[3]	$ 2,200
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2],[4]	1,200		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[2]	1,100		(100)
Purchases	[2]	0		0
Sales	[2]	0		0
Issuances	[2]	500		200
Settlements	[2]	(800)		400
Transfers into Level 3	[2]	600		100
Transfers out of Level 3	[2]	(300)		200
Foreign currency translation	[2]	0		0
Balance at the end of period	[2]	3,300	[3]	1,900
Derivative financial liabilities | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[2]	100	[3]	200
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2],[4]	700		(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[2]	700		(100)
Purchases	[2]	0		0
Sales	[2]	0		0
Issuances	[2]	0		0
Settlements	[2]	(300)		0
Transfers into Level 3	[2]	300		0
Transfers out of Level 3	[2]	0		0
Foreign currency translation	[2]	0		0
Balance at the end of period	[2]	800	[3]	200
Derivative financial liabilities | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[2]	1,300	[3]	1,400
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2],[4]	200		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[2]	200		(100)
Purchases	[2]	0		0
Sales	[2]	0		0
Issuances	[2]	500		100
Settlements	[2]	(400)		300
Transfers into Level 3	[2]	0		0
Transfers out of Level 3	[2]	(200)		200
Foreign currency translation	[2]	0		0
Balance at the end of period	[2]	1,400	[3]	1,000
Derivative financial liabilities | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[2]	500	[3]	500
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2],[4]	300		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[2]	300		0
Purchases	[2]	0		0
Sales	[2]	0		0
Issuances	[2]	100		100
Settlements	[2]	(100)		100
Transfers into Level 3	[2]	300		100
Transfers out of Level 3	[2]	(100)		0
Foreign currency translation	[2]	0		0
Balance at the end of period	[2]	900	[3]	600
Derivative financial liabilities | Other
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[2]	100	[3]	100
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2],[4]	0		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[2]	0		0
Purchases	[2]	0		0
Sales	[2]	0		0
Issuances	[2]	0		0
Settlements	[2]	0		0
Transfers into Level 3	[2]	0		0
Transfers out of Level 3	[2]	0		0
Foreign currency translation	[2]	0		0
Balance at the end of period	[2]	100	[3]	100
Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[2]	9,600	[3]	11,000
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2],[4]	100		400
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[2]	200		400
Purchases	[2]	0		0
Sales	[2]	0		0
Issuances	[2]	2,900		3,900
Settlements	[2]	(3,500)		2,200
Transfers into Level 3	[2]	400		300
Transfers out of Level 3	[2]	(1,000)		2,100
Foreign currency translation	[2]	0		0
Balance at the end of period	[2]	8,500	[3]	11,400
Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[2]	1,000	[3]	1,000
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2],[4]	100		100
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[2]	100		100
Purchases	[2]	0		0
Sales	[2]	0		0
Issuances	[2]	1,500		200
Settlements	[2]	(300)		700
Transfers into Level 3	[2]	0		0
Transfers out of Level 3	[2]	0		0
Foreign currency translation	[2]	0		0
Balance at the end of period	[2]	2,400	[3]	700
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[1]	12,759
Balance at the end of period	[1]	14,296
Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		2,000		2,200
Total gains / losses included in comprehensive income - Net gains / losses included in income		1,200		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		1,100		(100)
Purchases		0		0
Sales		0		0
Issuances		500		200
Settlements		(800)		(400)
Transfers into Level 3		600		100
Transfers out of Level 3		(300)		(200)
Foreign currency translation		0		0
Balance at the end of period		3,300		1,900
Level 3 | Derivative financial liabilities | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		100		200
Total gains / losses included in comprehensive income - Net gains / losses included in income		700		(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		700		(100)
Purchases		0		0
Sales		0		0
Issuances		0		0
Settlements		(300)		0
Transfers into Level 3		300		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance at the end of period		800		200
Level 3 | Derivative financial liabilities | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		1,300		1,400
Total gains / losses included in comprehensive income - Net gains / losses included in income		200		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		200		(100)
Purchases		0		0
Sales		0		0
Issuances		500		100
Settlements		(400)		(300)
Transfers into Level 3		0		0
Transfers out of Level 3		(200)		(200)
Foreign currency translation		0		0
Balance at the end of period		1,400		1,000
Level 3 | Derivative financial liabilities | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		500		500
Total gains / losses included in comprehensive income - Net gains / losses included in income		300		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		300		0
Purchases		0		0
Sales		0		0
Issuances		100		100
Settlements		(100)		(100)
Transfers into Level 3		300		100
Transfers out of Level 3		(100)		0
Foreign currency translation		0		0
Balance at the end of period		900		600
Level 3 | Derivative financial liabilities | Other
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		100		100
Total gains / losses included in comprehensive income - Net gains / losses included in income		0		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		0		0
Issuances		0		0
Settlements		0		0
Transfers into Level 3		0		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance at the end of period		100		100
Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		9,600		11,000
Total gains / losses included in comprehensive income - Net gains / losses included in income		100		400
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		200		400
Purchases		0		0
Sales		0		0
Issuances		2,900		3,900
Settlements		(3,500)		(2,200)
Transfers into Level 3		400		300
Transfers out of Level 3		(1,000)		(2,100)
Foreign currency translation		0		0
Balance at the end of period		8,500		11,400
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		1,000		1,000
Total gains / losses included in comprehensive income - Net gains / losses included in income		100		100
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		100
Purchases		0		0
Sales		0		0
Issuances		1,500		200
Settlements		(300)		(700)
Transfers into Level 3		0		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance at the end of period		$ 2,400		$ 700

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]
Effective 2020, UBS has enhanced its disclosure of Level 3 movements by excluding from the table the impacts of instruments purchased during the period and sold prior to the end of the period. Prior-period comparatives have been restated accordingly

[3]
Total Level 3 assets as of 30 June 2020 were USD 8.1 billion (31 December 2019: USD 7.2 billion). Total Level 3 liabilities as of 30 June 2020 were USD 14.3 billion (31 December 2019: USD 12.8 billion).

[4]	Net gains / losses included in comprehensive income are comprised of Net interest income, Other net income from financial instruments measured at fair value through profit or loss and Other income.